Share-Based Payments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Group's Restricted Shares Movement

The following table summarizes the Group’s restricted shares movement during the six months ended June 30, 2023 and 2024:

	2024	2023
	Number of unvested restricted shares	Number of unvested restricted shares
Outstanding as of January 1,	207,945	496,752
Awarded	2,169,639	—
Vested	(1,986,092)	(496,752)
Forfeited	(27,727)	—
Outstanding as of June 30,	363,765	—

Summary of Company's Share Options

The following table discloses movements of the Group’s share options held by grantees during the six months ended June 30, 2023 and 2024:

	2024		2023
	Number of Share	Weighted-average	Number of Share	Weighted-average
	Options	exercise price	Options	exercise price
Outstanding at January 1,	11,900,044	$4.622	9,746,889	$3.027
Granted	13,396,467	0.771	3,019,638	10.012
Exercised	—	—	(47,442)	1.750
Forfeited	(548,330)	2.220	(10,304)	3.041
Expired	(581,313)	3.235	—	—
Outstanding at June 30,	24,166,868	$2.575	12,708,781	$4.704
Exercisable at the end of the period	11,324,547		6,646,879

Summary of Share-Based Payment Transactions	The key inputs for the share options granted during the periods were as follows:

	For the six months ended June 30,
	2024	2023
Grant date option fair value per share	$0.6042	$0.502
Exercise price	$0.77	$0.717
Expected volatility (note i)	97.48%	73%
Expected life	5.50 years	6.078 years
Risk-free rate	4.18%	3.98%
Expected dividend yield	0%	0%